Revenue from Contract with Customers (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customers [Abstract]
Schedule of Information on Geographical Regions
	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Revenue from contracts with customers	3,633,422	299,228	292,359
Total revenue from continuing operations	3,633,422	299,228	292,359

Schedule of Information on Geographical Regions

The group derives revenue from their from contracts with customers over time in the following geographical regions:

	United States	Total
2025	A$	A$
Contracts with customers	3,633,422	3,633,422

	United States	Total
2024	A$	A$
Contracts with customers	299,228	299,228

	United States	Total
2023	A$	A$
Contracts with customers	292,359	292,359

Schedule of Information on Major Customers

During the years ended June 30, 2025, 2024 and 2023, the Company had the following major customers with revenues amounting to 10 percent or more of total group revenues:

	2025	2024	2023
	A$	A$	A$
Customer A	3,633,422	299,228	292,359
	3,633,422	299,228	292,359